Supplemental Disclosure with Respect to Cash Flows - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Disclosure With Respect To Cash Flows [Line Item]
Cash	$ 16,529	$ 21,928	$ 31,474
Cash equivalents	38	$ 50
Leach Pad Expansion
Supplemental Disclosure With Respect To Cash Flows [Line Item]
Cash	$ 8,389